INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Schedule of NPI Summarized Financial Information
	As of December 31,
	2021	2020
	U.S. dollars (in thousands)

Current assets	23,303	11,388
Non-current assets	1,501	1,597
Current liabilities	(24,075)	(12,091)
Non-current liabilities	(2,839)	(2,910)
Net assets (liabilities) (100%)	(2,110)	(2,016)
Net assets (liabilities) (50%)	(1,055)	(1,008)
Adjustments	225	(17)
Company share of Joint Venture net liabilities	(830)	(1,025)

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Revenues	64,032	18,032	3,740
Distribution expenses	44,970	16,116	10,480
Selling, general and marketing expenses	993	776	1,067
Depreciation	385	405	335
Net and total profit (loss) (100%)	17,684	735	(8,142)
Net and total profit (loss) (50%)	8,842	367	(4,071)
Adjustments	3,604	1,026	147
Share in profits (losses) of NPI	12,446	1,393	(3,924)
Funding of (distribution from) NPI	12,251	(3,021)	4,214

Schedule Of Joint Operation Revenues Operating Expenses
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Revenues (100%)	42,491	49,779	24,665
Total operating expenses (100%)	(26,047)	(22,021)	(14,264)